As filed with the Securities and Exchange Commission on March 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DECEMBER 31, 2009

Schedule of Investments Neuberger Berman Tax-Free Money Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
Alabama (1.1%)
4,200	Columbia IDB PCR Ref. (Alabama Pwr. Co. Proj.), Ser. 1999-A, 0.18%, due 1/4/10	4,200	µß
Arizona (0.3%)
1,300	Pima Co. Ind. Dev. Au. Lease Rev., Ser. 2009, (LOC: Citibank, N.A.), 0.23%, due 1/7/10	1,300	ñµ
Arkansas (0.7%)
2,650	Arkansas St. Dev. Fin. Au. Hosp. Rev. (Washington Reg. Med. Ctr.), Ser. 2000, 7.38%, due 2/1/29 Pre-Refunded 2/1/10	2,683	ß
California (4.0%)
2,800	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-SGA135, (AMBAC Insured), 0.28%, due 1/4/10	2,800	ñµh
2,393	Deutsche Bank Spears/Lifers Trust Var. Sts., Ser. 2008-477, (AGM/FGIC/AMBAC Insured), 0.27%, due 1/7/10	2,393	µe
1,200	Eclipse Funding Trust (Solar Eclipse-Elk Grove), Ser. 2006-0080, (LOC: U.S. Bank), 0.25%, due 1/7/10	1,200	ñµ
4,900	Los Angeles Comm. College Dist. G.O., Ser. 2009, (LOC: Citibank, N.A.), 0.23%, due 1/7/10	4,900	ñµ
300	Palomar Pomerado Hlth. G.O. (Floaters), Ser. 2007-2234, (National Public Finance Guarantee Corp. Insured), 0.32%, due 1/7/10	300	µi
3,200	San Diego Co. Cert. of Participation (San Diego Museum of Art), Ser. 2000, (LOC: Wells Fargo & Co.), 0.20%, due 1/7/10	3,200	µß
900	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 0.22%, due 1/7/10	900	µ
		15,693
Florida (5.9%)
6,975	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1012, (LOC: Branch Banking & Trust Co.), 0.28%, due 1/7/10	6,975	µ
10,000	Highlands Co. Hlth. Facs. Au. Rev. (Adventist Hlth. Sys.), Ser. 2005-I, 0.22%, due 1/7/10	10,000	µß
2,225	JP Morgan Chase Putters/Drivers Trust Var. Sts., Ser. 2009-3617, (LOC: JP Morgan Chase), 0.35%, due 1/7/10	2,225	ñµ
3,990	Palm Beach Co. Pub. Imp. Rev. (Spears), Ser. 2005-184, (AMBAC Insured), 0.28%, due 1/7/10	3,990	µe
		23,190
Georgia (5.5%)
6,500	Catoosa Co. Dev. Au. Rev. (Galaxy Carpet), Ser. 1991, (LOC: Wachovia Bank & Trust Co.), 0.45%, due 1/7/10	6,500	µß
12,285	Macon Wtr. Au. Wtr. & Swr. Ref. Rev., Ser. 2009, 0.25%, due 1/7/10	12,285	µ
2,835	Middle Coastal Unified Dev. Au. Rev. (YMCA of Coastal Proj.), Ser. 2005, (LOC: Bank of America), 0.25%, due 1/7/10	2,835	µß
		21,620
Idaho (0.9%)
3,585	Idaho Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Comm. Sch. Proj.), Ser. 2005, (LOC: The Bank of New York Mellon), 0.25%, due 1/7/10	3,585	µß
Illinois (12.3%)
1,860	Austin Trust Var. Sts. G.O., Ser. 2008-3025X, (AGM Insured), 0.28%, due 1/7/10	1,860	µc
9,585	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5001, (LOC: Rabobank Int'l), 0.37%, due 1/7/10	9,585	ñµ
4,000	Chicago Board Ed. G.O. Muni. Sec. Trust Receipts, Ser. 2008-50A, (FGIC Insured), 0.25%, due 1/7/10	4,000	µh
7,305	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-53A, (FGIC Insured), 0.25%, due 1/7/10	7,305	ñµt
1,000	Cook Co. G.O. (Floater Cert.), Ser. 2001-458, (FGIC Insured), 0.26%, due 1/7/10	1,000	µg
1,675	Illinois Fin. Au. Rev. (Univ. Chicago Med.), Ser. 2009-B1, (LOC: Bank of Montreal), 0.20%, due 1/4/10	1,675	µß
2,380	Peoria Heights Ltd. Obligation Rev. (Christian Sch. Proj.), Ser. 2001, (LOC: National City Bank), 0.31%, due 1/7/10	2,380	µß
4,835	Reg. Trans. Au. Muni. Sec. Trust Receipts, Ser. 2008-55A, (FGIC Insured), 0.25%, due 1/7/10	4,835	µh
15,340	Springfield Elec. Rev. (Putters), Ser. 2006-1314, (BHAC/MBIA Insured), 0.25%, due 1/7/10	15,340	µf
		47,980
Indiana (3.0%)
1,260	Allen Co. Econ. Dev. Rev. (Jorgensen YMCA Proj.), Ser. 2002, (LOC: National City Bank), 0.31%, due 1/7/10	1,260	µß
395	Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion), Ser. 2006-0015, (LOC: U.S. Bank), 0.25%, due 1/7/10	395	ñµ
2,745	Indiana Fin. Au. Hosp. Rev. (Floyd Mem. Hosp. & Hlth. Svcs.), Ser. 2008, (LOC: Branch Banking & Trust Co.), 0.25%, due 1/4/10	2,745	µß
2,590	Indiana St. Fin. Au. Econ. Dev. Rev. (Goodwill Ind. Michiana), Ser. 2005-A, (LOC: National City Bank), 0.26%, due 1/7/10	2,590	µ
4,775	Indiana St. Fin. Au. Rev. Ed. Facs. (Lutheran Child & Family Svcs.), Ser. 2006, (LOC: National City Bank), 0.26%, due 1/7/10	4,775	µß
		11,765
Iowa (4.9%)
2,935	Iowa Fin. Au. Ed. Fac. Rev. (Graceland Univ. Proj.), Ser. 2008, (LOC: Bank of America), 0.25%, due 1/7/10	2,935	µ
4,000	Iowa Higher Ed. Loan Au. Rev. (Private College Fac. Wartburg Theological Seminary Proj.), Ser. 2000, (LOC: American Trust & Savings Bank), 0.25%, due 1/4/10	4,000	µßb
3,900	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose), Ser. 2003, (LOC: Northern Trust Co.), 0.25%, due 1/4/10	3,900	µß
6,485	Iowa Higher Ed. Loan Au. Rev. (Private College Univ. of Dubuque), Ser. 2007, (LOC: Northern Trust Co.), 0.25%, due 1/4/10	6,485	µß
2,000	Iowa Higher Ed. Loan Au. Rev. RANS (Private Ed.), Ser. 2009-E, (LOC: Wells Fargo & Co.), 2.15%, due 5/20/10	2,007	ß
		19,327
Kentucky (1.5%)
2,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2009-B2, 1.25%, due 1/1/11	2,011
3,900	Louisville/Jefferson Co. Metro. Gov't Ed. Facs. Rev. (Louisville Presbyterian), Ser. 2007, (LOC: National City Bank), 0.26%, due 1/7/10	3,900	µß
		5,911
Louisiana (0.0%)
100	Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 0.24%, due 1/7/10	100	µß
Maryland (1.2%)
4,470	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2009-1037, (LOC: Branch Banking & Trust Co.), 0.31%, due 1/7/10	4,470	ñµ
Massachusetts (8.1%)
5,053	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5000, (LOC: Rabobank Int'l), 0.37%, due 1/7/10	5,053	ñµ
2,850	JP Morgan Chase Putters/Drivers Trust Var. Sts., Ser. 2009-3620, (AMBAC Insured), 0.30%, due 1/7/10	2,850	ñµf
14,459	Macon Trust Var. Sts. Cert., Ser. 2007-344, (LOC: Bank of America), 0.50%, due 1/7/10	14,459	µ
3,900	Macon Trust Var. Sts. Cert., Ser. 2007-343, (LOC: Bank of America), 0.50%, due 1/7/10	3,900	µ
5,525	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-51A, (AMBAC Insured), 0.23%, due 1/7/10	5,525	µh
		31,787
Michigan (0.9%)
3,535	Detroit Wtr. Supply Sys., Ser. 2007, (AGM Insured), 0.23%, due 1/7/10	3,535	µd
Minnesota (0.7%)
2,700	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: The Bank of New York Mellon), 0.25%, due 1/4/10	2,700	µß
Nebraska (5.4%)
15,000	Central Plains Energy Proj. Gas Proj. Rev. (Proj. No. 2), Ser. 2009, (LOC: Royal Bank of Canada), 0.23%, due 1/7/10	15,000	µ
6,145	Deutsche Bank Spears/Lifers Trust Var. Sts. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 0.28%, due 1/7/10	6,145	µ
		21,145
New Jersey (1.5%)
2,456	Bedminster Township G.O. BANS, Ser. 2009, 1.25%, due 12/10/10	2,464
3,220	North Wildwood G.O. BANS, Ser. 2009, 1.20%, due 12/10/10	3,229
		5,693
New Mexico (4.1%)
7,000	New Mexico Muni. Energy Acquisition Au. Gas Supply, Ser. 2009, (LOC: Royal Bank of Canada), 0.23%, due 1/7/10	7,000	µ
9,125	Univ. New Mexico Univ. Rev. Sub. Lien Sys. Imp., Ser. 2001, (LOC: JP Morgan Chase), 0.28%, due 1/6/10	9,125	µ
		16,125
New York (6.1%)
2,845	Forest City New Rochelle Rev. Cert. Trust (Beneficial Owner), Ser. 2003, (LOC: Wachovia Bank), 0.56%, due 1/7/10	2,845	µß
2,000	Liberty Central Sch. Dist. G.O. BANS, Ser. 2009, 1.50%, due 12/23/10	2,010
4,685	Marlboro Central Sch. Dist. G.O. BANS, Ser. 2009, 1.50%, due 7/23/10	4,706
3,000	New York City Muni. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Fiscal 2008), Ser. 2007-BB4, (LOC: Fortis Bank), 0.21%, due 1/7/10	3,000	µ
3,535	New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1996, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.26%, due 1/6/10	3,535	µß
765	New York St. Dorm. Au. Rev. Non St. Supported Debt (Long Island Univ.), Ser. 2006-A2, (LOC: Citizens Bank), 0.22%, due 1/7/10	765	µa
3,305	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (FHA Insured), 0.26%, due 1/7/10	3,305	ñµd
3,800	Sales Tax Asset Receivable Corp. (Floaters), Ser. 2008-2901, (LOC: Morgan Stanley), 0.26%, due 1/7/10	3,800	µ
		23,966
North Carolina (3.8%)
11,675	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1007, (LOC: Branch Banking & Trust Co.), 0.28%, due 1/7/10	11,675	µ
3,300	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1027, (LOC: Branch Banking & Trust Co.), 0.28%, due 1/7/10	3,300	µ
10	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1009, (LOC: Branch Banking & Trust Co.), 0.28%, due 1/7/10	10	µ
		14,985
Ohio (5.9%)
1,700	Lucas Co. Ind. Dev. Rev. (Lotts Ind., Inc. Proj.), Ser. 2001, (LOC: National City Bank), 0.26%, due 1/7/10	1,700	µß
1,745	Marysville G.O. BANS (Wtr. & Swr. Acquisition), Ser. 2009, 2.75%, due 1/22/10	1,746
2,130	Montgomery Co. Econ. Dev. Rev. (Benjamin & Marian Proj.), Ser. 2001-B, (LOC: National City Bank), 0.26%, due 1/7/10	2,130	µß
2,155	Ohio St. G.O. (Common Sch.), Ser. 2006-B, 0.20%, due 1/6/10	2,155	µ
4,225	Ohio St. G.O. (Infrastructure Imp.), Ser. 2003-B, 0.29%, due 1/6/10	4,225	µ
3,655	Summit Co. Port Au. Ind. Dev. Rev. (Jewish Comm. Board Akron Proj.), Ser. 2005, (LOC: National City Bank), 0.26%, due 1/7/10	3,655	µ
7,455	Univ. of Toledo Gen. Receipts Bonds (Muni. Sec. Trust Receipts), Ser. 2001-SGA125, (FGIC Insured), 0.27%, due 1/6/10	7,455	µh
		23,066
Pennsylvania (0.8%)
3,075	Allegheny Co. Ind. Dev. Au. Rev. (Jewish Comm. Ctr. Proj.), Ser. 1997-B, (LOC: National City Bank), 0.26%, due 1/7/10	3,075	µß
Puerto Rico (0.3%)
1,300	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Putters), Ser. 2002-246, (AGM Insured), 1.05%, due 1/7/10	1,300	ñµf
Rhode Island (1.5%)
5,775	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Hlth. Facs. Jewish Sr. Agcy.), Ser. 2002, (LOC: Sovereign Bank), 0.23%, due 1/7/10	5,775	µßk
South Carolina (2.7%)
10,380	Macon Trust Var. Sts. Cert., Ser. 2007-303, (LOC: Bank of America), 0.50%, due 1/7/10	10,380	µ
Tennessee (2.6%)
2,585	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E5B, (LOC: Branch Banking & Trust Co.), 0.24%, due 1/6/10	2,585	µ
4,000	Jackson Energy Au. Gas Sys. Rev., Ser. 2009, (LOC: Federal Home Loan Bank), 0.26%, due 1/6/10	4,000	µj
3,500	Jackson Energy Au. Wtr. Sys. Ref. Rev., Ser. 2009, (LOC: U.S. Bank), 0.21%, due 1/6/10	3,500	µ
		10,085
Texas (10.0%)
13,000	Deutsche Bank Spears/Lifers Trust Var. Sts., Ser. 2007-292, (LOC: Deutsche Bank), 0.23%, due 1/7/10	13,000	µ
4,300	JP Morgan Chase Putters/Drivers Trust Var. Sts. G.O., Ser. 2009-3562, (AGM Insured), 0.25%, due 1/7/10	4,300	ñµo
9,935	McKinney Independent Sch. Dist. G.O. (Floaters), Ser. 2006-26TP, (PSF Insured), 0.28%, due 1/7/10	9,935	µi
5,175	Tarrant Co. Cultural Ed. Facs. Fin. Corp. Rev. (Floaters), Ser. 2007-1761, (LOC: Morgan Stanley), 0.26%, due 1/7/10	5,175	µ
6,575	Tarrant Co. Cultural Ed. Facs. Fin. Corp. Rev. (Floaters), Ser. 2007-1762, (LOC: Morgan Stanley), 0.26%, due 1/7/10	6,575	µ
		38,985
Utah (2.7%)
7,700	Lehi Elec. Utils. Rev. Ref., Ser. 2009, (LOC: U.S. Bank), 0.34%, due 1/7/10	7,700	µ
3,000	West Valley City IDR (Johnson Matthey, Inc. Proj.), Ser. 1987, (LOC: HSBC Bank N.A.), 0.25%, due 1/4/10	3,000	µß
		10,700
Wisconsin (0.4%)
1,579	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floater), Ser. 2007-2187, (LOC: Morgan Stanley), 0.32%, due 1/7/10	1,579	µ
Wyoming (0.8%)
3,155	Campbell Co. Ind. Dev. Rev. (Powder Basin Properties Proj.), Ser. 1996, (LOC: Wells Fargo & Co.), 0.38%, due 1/6/10	3,155	µß

	Total Investments (99.6%)	389,860
	Cash, receivables and other assets, less liabilities (0.4%)	1,449
	Total Net Assets (100.0%)	$391,309

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

††	Investment securities of Neuberger Berman Tax-Free Money Fund (the “Fund”) are valued at amortized cost, which approximates U.S. federal income tax cost.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” investments held by a fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market are considered in determining the value of the Fund’s investments, some of which are discussed above. Significant management judgement may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical investments
• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit    risk, amortized cost, etc.)
• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2009:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Notes^	$-	$389,860	$-	$389,860

^ The Schedule of Investments provides information on the state categorization for the portfolio.

ñ
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At December 31, 2009, these securities amounted to approximately $50,988,000 or 13.0% of net assets for the Fund.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2009.

@@
Municipal securities held by the Fund are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s Rating Services or, where not rated, are determined by the Fund’s investment manager to be of comparable quality. Approximately 91.1% of the municipal securities held by the Fund have credit enhancement features backing them, which the fund may rely on, such as letters of credit, insurance, or guarantees.  Without these credit enhancement features the securities may or may not meet the quality standards of the fund.  Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.  The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds.  Putable bonds give the fund the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

a	Security is subject to a guarantee provided by Federal Home Loan Bank, backing 100% of the total principal.

b	Security is subject to a guarantee provided by Northern Trust Co., backing 100% of the total principal.

c	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d     Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

e     Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

f      Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

g     Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

h     Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

i       Security is subject to a guarantee provided by Wells Fargo & Co., backing 100% of the total principal.

j       Security is subject to a guarantee provided by SunTrust Bank, backing 100% of the total principal.

k      Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 1, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 1, 2010